Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Parenthetical) (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 29, 2016	Apr. 28, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers			$ 2,607	$ 4,165	$ 5,248
Francisco de Borja Acha Besga [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers	$ 0
Jos Antonio Vargas Lleras [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers	$ 0
Livio Gallo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers		$ 0
Enrico Viale [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers		$ 0